ASTOR DYNAMIC ALLOCATION FUND

Class A	Ticker: ASTLX
Class C	Ticker: ASTZX
Class I	Ticker: ASTIX

ASTOR MACRO ALTERNATIVE FUND

Class A	Ticker: ASTMX
Class C	Ticker: ASTGX
Class I	Ticker: GBLMX

ASTOR SECTOR ALLOCATION FUND

Class A	Ticker: ASPGX
Class C	Ticker: CSPGX
Class I	Ticker: STARX

(each a series of Northern Lights Fund Trust)

Supplement dated January 9, 2023 to the Prospectus

dated November 28, 2022

______________________________________________________________________

Effective immediately, Nick Porter has been added as a portfolio manager of the Funds. The investment objective, principal investment strategies and principal risks of the Funds have not changed.

The sections of the Prospectus in “Fund Summary” entitled Portfolio Managers on pages 5, 11 and 16 is hereby deleted and replaced with the following.

Portfolio Managers

Robert Stein, Chief Executive Officer of the adviser, Bryan Novak, Senior Managing Director of the adviser, John Eckstein, Chief Investment Officer of the adviser, and Nick Porter, Vice President of Research of the adviser, are co-portfolio managers for the Fund. Messrs. Stein, Novak and Eckstein have served the Fund as portfolio managers since November 2011, Mr. Porter has served as a portfolio manager since December 2022. The Fund commenced operations in 2011. Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

The section of the Prospectus in “Additional Information about the Management of the Fund” entitled Portfolio Managers on page 24 is hereby deleted and replaced with the following.

Robert Stein, Senior Portfolio Manager of the adviser, Bryan Novak, Director of Trading of the adviser, John Eckstein, Director of Research of the adviser, and Nick Porter Vice President of Research of the adviser are co-portfolio managers for the Funds. The portfolio managers perform top-down economic analysis, quantitative research, and momentum forecasting technical analysis of current financial and economic conditions. Final investment and portfolio management decisions are approved by the co-portfolio managers jointly. Mr. Stein has served the Funds as portfolio manager from inception through July 2013 under the previous adviser and since November 2013 under the adviser. Mr. Novak has served as a portfolio manager to each Fund since inception, Mr. Eckstein has been a portfolio manager since 2011 and Mr. Porter has served as a portfolio manager to each Fund since December 2022. The Astor Dynamic Allocation Fund commenced operations in 2009, the Astor Macro Alternative Fund commenced operations in 2015, and Astor Sector Allocation Fund commenced operations in 2011.

The following information has been added as the fifth paragraph in the section titled “Additional Information about the Management of the Fund” under the heading “Portfolio Managers” on page 24 of the Prospectus.

Nick Porter, Co-Portfolio Manager

Nick Porter joined Astor Investment Management in 2018 to support the Investment Committee and Chief Investment Officer in the role of Vice President of Research. As of December 2022, he serves as a Co-Portfolio Manager/VP – Research. Nick began his career as an Associate at KPMG and was most recently a Senior Analyst at the Federal Reserve Bank of New York’s International Affairs and Strategy department, where he was responsible for the Bank’s international engagement and global economic and political analysis. He holds a Master’s in Public Administration (MPA – International Economic Policy) from Columbia University and a BA in International Relations from SUNY Geneseo.

_______________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, dated November 28, 2022, and Statement of Additional Information (“SAI”), dated November 28, 2022. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ASTOR DYNAMIC ALLOCATION FUND

Class A	Ticker: ASTLX
Class C	Ticker: ASTZX
Class I	Ticker: ASTIX

ASTOR MACRO ALTERNATIVE FUND

Class A	Ticker: ASTMX
Class C	Ticker: ASTGX
Class I	Ticker: GBLMX

ASTOR SECTOR ALLOCATION FUND

Class A	Ticker: ASPGX
Class C	Ticker: CSPGX
Class I	Ticker: STARX

(each a series of Northern Lights Fund Trust)

Supplement dated January 9, 2023 to the Prospectus

dated November 28, 2022

______________________________________________________________________

Effective immediately, Nick Porter has been added as a portfolio manager of the Funds. The investment objective, principal investment strategies and principal risks of the Funds have not changed.

The following replaces the information in the section titled “Portfolio Managers” on page 39 of the SAI:

The following table lists the number and types of accounts managed by each Portfolio Manager in addition to those of the Funds and assets under management in those accounts as of November 30, 2022:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Total Other Accounts Managed
Robert Stein	0	$0	0	$0	789	$207
Bryan Novak	0	$0	0	$0	789	$207
John Eckstein	0	$0	0	$0	789	$207
Nick Porter	0	0	0	0	789	$207
Other Accounts Managed Subject to Performance-Based Fees
Robert Stein	0	$0	0	$0	0	$0
Bryan Novak	0	$0	0	$0	0	$0
John Eckstein	0	$0	0	$0	0	$0
Nick Porter	0	0	0	0	0	$0

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The following replaces the information in the section titled “Ownership” on page 39 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of November 30, 2022.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Astor Dynamic Allocation Fund	Dollar Range of Equity Securities in the Astor Macro Alternative Fund	Dollar Range of Equity Securities in the Astor Sector Allocation Fund
Robert Stein	$1 - 10,000	$1 - 10,000	$10,001-$50,000
Bryan Novak	$10,001-$50,000	$50,001-$100,000	$10,001-50,000
John Eckstein	$10,001 - $50,000	over $100,000	$50,001-$100,000
Nick Porter	$0	$10,001 – $50,000	$0

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, dated November 28, 2022, and Statement of Additional Information (“SAI”), dated November 28, 2022. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.